Unaudited Condensed Consolidated Interim Statements of Financial Position - RUB (₽) ₽ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Goodwill	₽ 6,963,190	₽ 6,954,183
Intangible assets	2,507,525	2,733,417
Property and equipment	467,706	429,744
Equity-accounted investees	154,101	178,847
Right-of-use assets	241,434	279,249
Deferred tax assets	152,830	149,835
Loans issued to equity-accounted investees	6,732	0
Other financial assets	22,699	25,341
Other non-current assets	22,281	22,134
Total non-current assets	10,538,498	10,772,750
Current assets
Trade and other receivables	62,192	57,908
Prepaid expenses and other current assets	83,099	119,249
Loans issued to equity-accounted investees (current portion)	4,875	0
Cash and cash equivalents	2,425,922	2,089,215
Total current assets	2,576,088	2,266,372
Total assets	13,114,586	13,039,122
Equity
Share capital	8,597	8,547
Share premium	1,928,109	1,863,877
Foreign currency translation reserve	(91,231)	(105,191)
Retained earnings	369,925	1,587,697
Total equity attributable to owners of the Company	2,215,400	3,354,930
Non-controlling interest	36,860	33,263
Total equity	2,252,260	3,388,193
Non-current liabilities
Loans and borrowings	1,270,275	4,064,501
Lease liabilities	195,326	230,802
Deferred tax liabilities	471,226	512,804
Trade and other payables	5,269	4,239
Provisions	32,883	19,498
Other non-current liabilities	113,282	126,828
Total non-current liabilities	2,088,261	4,958,672
Current liabilities
Contract liabilities	2,354,967	2,367,416
Trade and other payables	629,173	780,219
Loans and borrowings (current portion)	3,327,102	1,064,554
Lease liabilities (current portion)	70,659	59,816
Dividends payable	1,748,783
Income tax payable	559,421	369,974
Provisions (current portion)	57,397	26,398
Other current liabilities	26,563	23,880
Total current liabilities	8,774,065	4,692,257
Total liabilities	10,862,326	9,650,929
Total equity and liabilities	₽ 13,114,586	₽ 13,039,122